COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum payments under operating lease agreements

        Future minimum payments under operating lease agreements are as follows (in thousands):

Years Ending December 31,
2016	$12,465
2017	10,407
2018	8,274
2019	6,794
2020	6,133
Thereafter through 2021	9,478

Total	$53,551

Summary of future periods in which certain purchase commitments and guarantees are expected to be settled in cash and timing of principal and interest payments on outstanding borrowings

Years Ending December 31,	Total	2016	2017	2018	2019	2020	Thereafter
	(Dollars in thousands)
Debt principal	$425,000	$—	$—	$—	$75,000	$—	$350,000
Debt interest (projected)	158,138	23,906	23,895	23,895	20,817	19,687	45,938
Guarantees, surety bonds, and letters of credit	88,680	65,122	7,894	7,488	6,511	1,623	42
Purchase obligations and other commitments	81,860	21,995	22,583	10,164	9,601	8,992	8,525

Total commitments	$753,678	$111,023	$54,372	$41,547	$111,929	$30,302	$404,505